(Loss)/ Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(Loss)/ Earnings Per Common Share [Abstract]
Net Income	$ 5,034	$ 6,066	$ 18,948
Less: Deemed dividend equivalents on preferred shares related to redemption value	0	0	(14,400)
Less: Dividends of preferred shares	0	(6,010)	(12,390)
Less: Deemed dividend on warrant inducement (Note 9)	0	0	(1,345)
Less: Deemed dividend on Series E Shares conversion	0	(22,426)	0
Net (loss)/income attributable to common shareholders	$ 5,034	$ (22,370)	$ (9,187)
(Loss)/Earnings per share [Abstract]
Weighted average common shares outstanding, basic (in shares)	4,626,197	1,798,761	252,815
Weighted average common shares outstanding, diluted (in shares)	4,626,197	1,798,761	252,815
(Loss)/Earnings per share, basic (in dollars per share)	$ 1.09	$ (12.44)	$ (36.34)
(Loss)/Earnings per share, diluted (in dollars per share)	$ 1.09	$ (12.44)	$ (36.34)
Series E Shares [Member]
(Loss)/Earnings Per Common Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	0	1,177,547	81,231